DIRECTORS LOAN (Details 2) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Directors Loans
Interest on loan	$ 24,932	$ 24,932
Amortization of transaction costs	40,593	30,472	$ 40,593	$ 136,942
Total	$ 65,525	$ 55,404